Derivative financial instrument liabilities (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Derivative Financial Instrument Liabilities
Derivative warrant liabilities	$ 4.2		$ 4.2
Gain loss on fair value	2.5	$ 0.7	0.7	$ 1.7
Losses on exercised contracts amount	$ 0.2	$ 0.0	$ 0.2	$ 0.0